Note 12 - Long-term Debt and Financing	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
12.	LONG-TERM DEBT AND FINANCING

		June 30,	March 31,
	Maturity	2019	2019
Credit facility (a)	September 1, 2020	$255,732	$201,577
Less: Debt issue costs (a)		(2,014)	(1,824)
Filter Group Financing (b)		15,933	17,577
8.75% loan (c)	September 12, 2023	236,172	240,094
6.75% $100M convertible debentures (d)	March 31, 2023	88,169	87,520
6.75% $160M convertible debentures (e)	December 31, 2021	151,675	150,945
6.5% convertible bonds (f)	December 31, 2020	29,218	29,483
		774,885	725,372
Less: Current portion		(37,164)	(37,429)
		$737,721	$687,943

Future annual minimum repayments are as follows:

	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total

Credit facility (a)	$-	$255,732	$-	$-	$255,732
Filter Group financing (b)	9,217	8,987	1,186	-	19,390
8.75% loan (c)	-	-	264,803	-	264,803
6.75% $100M convertible debentures (d)	-	-	100,000	-	100,000
6.75% $160M convertible debentures (e)	-	-	160,000	-	160,000
6.5% convertible bonds (f)	29,270	-	-	-	29,270
	$38,487	$264,719	$525,989	$-	$829,195

The following table details the finance costs for the quarter ended
June 30.
Interest is expensed based on the effective interest rate.

	2019	2018
Credit facility (a)	$6,052	$4,407
Filter Group financing (b)	384	-
8.75% loan (c)	7,337	-
6.75% $100M convertible debentures (d)	2,337	2,292
6.75% $160M convertible debentures (e)	3,430	3,370
6.5% convertible bonds (f)	804	4,147
Collateral management and others (g)	3,202	2,097
	$23,546	$16,313

(a)	As at
April 18, 2018,
the Company has renegotiated an agreement with a syndicate of lenders that includes Canadian Imperial Bank of Commerce, National Bank of Canada, HSBC Bank Canada, JPMorgan Chase Bank N.A., Alberta Treasury Branches, Canadian Western Bank and Morgan Stanley Senior Funding, Inc., a subsidiary of Morgan Stanley Bank N.A. The agreement extends Just Energy’s credit facility for an additional two
years to
September 1, 2020.
The facility size was increased to
$352.5
million from
$342.5
million, with an accordion for Just Energy to draw up to
$370
million. A certain principal amount outstanding under the credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program.

Interest is payable on outstanding loans at rates that vary with bankers’ acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of bankers’ acceptances and LIBOR advances at stamping fees of
3.750%.
Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus
2.750%
and letters of credit are at a rate of
3.750%.
Interest rates are adjusted quarterly based on certain financial performance indicators.

As at
June 30, 2019,
the Canadian prime rate was
3.95%
and the U.S. prime rate was
5.5%.
As at
June 30, 2019,
$328.9
million has been drawn against the facility and total letters of credit outstanding as of
June 30, 2019,
amounted to
$73
million (
March 31, 2019 -
$94
million). As at
June 30, 2019,
Just Energy has
$13.5
million of the facility remaining for future working capital and/or security requirements. Just Energy’s obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates. Just Energy is required to meet a number of financial covenants under the credit facility agreement. As at
June 30, 2019,
the Company was compliant with all of these covenants.

The renewal on the facility agreement included an extension for an additional two
years to
September 1, 2020.
On
June 28, 2019,
the Company exercised its option to access the amounts relating to the accordion agreement as part of the credit facility. On
July 2, 2019,
the Company withdrew
$17.5
million on the addition on the credit facility.

(b)	Filter Group, which was acquired on
October 1, 2018,
has an outstanding loan payable to Home Trust Company (“HTC”). The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three
to
five
years with HTC and bears interest at
8.99%
per annum. Principal and interest are repayable on a monthly basis.

(c)	On
September 12, 2018,
Just Energy entered into a
US$250
million non-revolving multi-draw senior unsecured term loan facility (the
“8.75%
loan”) with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The
8.75%
loan bears interest at
8.75%
per annum payable semi-annually in arrears on
June 30
and
December 31
in each year plus fees and will mature on
September 12, 2023.
Counterparties were issued
7.5
million warrants at a strike price of
$8.56
each, convertible to
one
Just Energy common stock. The value of these warrants has been assessed as nominal. The
8.75%
loan has
three
tranches. The
first
tranche of
US$50
million is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second
tranche of
US$150
million is earmarked towards the settlement of Just Energy's
6.5%
convertible bonds. The
third
tranche of
US$50
million is earmarked for investments and future acquisitions. As at
June 30, 2019,
US$193.0
million was drawn from the
8.75%
loan. On
July 29, 2019,
the Company drew
US$7.0
million from the
second
tranche and
US$7.0
million from the
third
tranche. These draws were secured by a personal guarantee from a director of the Company.

(d)	On
February 22, 2018,
Just Energy issued
$100
million of convertible unsecured senior subordinated debentures (the
“6.75%
$100
million convertible debentures”). The
6.75%
$100
million convertible debentures bear interest at an annual rate of
6.75%,
payable semi-annually in arrears on
March 31
and
September 30
in each year, and have a maturity date of
March 31, 2023.
Each
$1,000
principal amount of the
6.75%
$100
million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into
112.3596
common shares of Just Energy, representing a conversion price of
$8.90,
subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion.

The
6.75%
$100
million convertible debentures will
not
be redeemable at the option of the Company on or before
March 31, 2021.
After
March 31, 2021
and prior to
March 31, 2022,
the
6.75%
$100
million convertible debentures
may
be redeemed in whole or in part from time to time at the option of the Company on not
more than
60
days’ and
not
less than
30
days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the “TSX”) for the
20
consecutive trading days ending
five
trading days preceding the date on which the notice of redemption is given is at least
125%
of the conversion price. On or after
March 31, 2022,
the
6.75%
$100
million convertible debentures
may
be redeemed in whole or in part from time to time at the option of the Company on not
more than
60
days’ and
not
less than
30
days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest.

The conversion feature of the
6.75%
$100
million convertible debentures has been accounted for as a separate component of shareholders’ deficit in the amount of
$9.7
million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred income tax liability of
$2.6
million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the
6.75%
$100
million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of
$100
million over the term of the
6.75%
$100
million convertible debentures using an effective interest rate of
10.7%.
If the
6.75%
$100
million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted.
No
amounts of the
6.75%
$100
million convertible debentures have been converted or redeemed as at
June 30, 2019.

(e)	On
October 5, 2016,
Just Energy issued
$160
million of convertible unsecured senior subordinated debentures (the
“6.75%
$160
million convertible debentures”). The
6.75%
$160
million convertible debentures bear interest at an annual rate of
6.75%,
payable semi-annually in arrears on
June 30
and
December 31
in each year and have a maturity date of
December 31, 2021.
Each
$1,000
principal amount of the
6.75%
$160
million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into
107.5269
common shares of Just Energy, representing a conversion price of
$9.30,
subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion.

The
6.75%
$160
million convertible debentures will
not
be redeemable at the option of the Company on or before
December 31, 2019.
After
December 31, 2019
and prior to
December 31, 2020,
the
6.75%
$160
million convertible debentures
may
be redeemed in whole or in part from time to time at the option of the Company on not
more than
60
days’ and
not
less than
30
days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the TSX for the
20
consecutive trading days ending
five
trading days preceding the date on which the notice of redemption is given is at least
125%
of the conversion price. On or after
December 31, 2020,
the
6.75%
$160
million convertible debentures
may
be redeemed in whole or in part from time to time at the option of the Company on not
more than
60
days’ and
not
less than
30
days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest.

The conversion feature of the
6.75%
$160
million convertible debentures has been accounted for as a separate component of shareholders’ deficit in the amount of
$8.0
million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred income tax liability of
$2.1
million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the
6.75%
$160
million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of
$160
million over the term of the
6.75%
$160
million convertible debentures using an effective interest rate of
9.1%.
If the
6.75%
$160
million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted.
No
amounts of the
6.75%
$160
million convertible debentures have been converted or redeemed as at
June 30, 2019.

(f)	On
January 29, 2014,
Just Energy issued
US$150
million of European-focused senior convertible unsecured convertible bonds (the
“6.5%
convertible bonds”). The
6.5%
convertible bonds bear interest at an annual rate of
6.5%,
payable semi-annually in arrears in equal installments on
January 29
and
July 29
in each year and have a maturity date of
December 31, 2020.

A conversion right in respect of a bond
may
be exercised, at the option of the holder thereof, at any time from
May 30, 2014
to
July 7, 2019.
The initial conversion price is
US$9.3762
per common share (being
C$10.2819
) but is subject to adjustments. In the event of the exercise of a conversion right, the Company may,
at its option, subject to applicable regulatory approval and provided no
event of default has occurred and is continuing, elect to satisfy its obligation in cash equal to the market value of the underlying shares to be received.

As a result of the debt being denominated in a different functional currency than that of Just Energy, the conversion feature is recorded as a financial liability instead of a component of equity. Therefore, the conversion feature of the
6.5%
convertible bonds has been accounted for as a separate financial liability with an initial value of
US$8,517.
The remainder of the net proceeds of the
6.5%
convertible bonds has been recorded as long-term debt, which is being accreted up to the face value of
$150.0
million over the term of the
6.5%
convertible bonds using an effective interest rate of
8.8%.
At each reporting period, the conversion feature is recorded at fair value with changes in fair value recorded through profit or loss. On
July 29, 2019,
the Company redeemed
US$13.2
million of the
6.5%
convertible bonds. The remaining lenders of
$9.2
million of the
6.5%
convertible bonds elected to extend the maturity date of the bonds from
July 29, 2019
to
December 31, 2020,
pursuant to an option offered by the Company announced on
July 17, 2019.

(g)	Collateral management and others include primarily collateral management costs of
$1.2
million, a supplier credit term charge of
$1.2
million and accretion costs relating to the acquisition of Just Ventures of
$0.5
million.